May 4, 2026

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Division of Investment Management

RE:    Talcott Resolution Life Insurance Company DC Variable Account I (“Registrant”)
033-19946 - HV-1524 - Group Variable Annuity Contracts
033-19947 - HV-1009 - Group Variable Annuity Contracts
033-19949 - HV-1009 - Group Variable Annuity Contracts

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
033-19943 - HV-1531 - NQ Variable Account
033-19946 - HV-1524 - Group Variable Annuity Contracts
033-19947 - HV-1009 - Group Variable Annuity Contracts
033-19948 - HV-1008 - Variable Account QP
033-19949 - HV-1009 - Group Variable Annuity Contracts
033-59541 - HV-2025 - Group Variable Annuity Contracts

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1. The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2. The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-6495.

Sincerely,

/s/ Elaina Ditillo
Elaina Ditillo
Counsel
Empower Annuity Insurance Company of America and Empower Life & Annuity Insurance Company of New York,
sub-administrator and agent of Talcott Resolution Life Insurance Company
DC Variable Account I
Separate Account Two